Bank Borrowings and Banking Facilities	12 Months Ended
Apr. 30, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

7.     Bank Borrowings and Banking Facilities

The subsidiaries of the Company have credit facilities with various banks representing import loans, hire purchase, trust receipt, documentary credits, loans and overdraft. As of April 30, 2011 and 2012, these facilities totaled HK$365,501 and HK$414,221, of which HK$195,791 and HK$257,355 were unused as of April 30, 2011 and 2012, respectively. These facilities are granted with the provision of corporate and personal guarantees jointly by the Company and a director of the Company to the banks.

As of April 30, 2011 and 2012, bank borrowings consist of HK$101,974 import loans and HK$67,736 bank loans, and HK$79,194 import loans and HK$77,672 bank loans, respectively. All of the outstanding balances were supported by the facilities mentioned above. Import loans were granted from six and seven banks as of April 30, 2011 and 2012 respectively as a kind of invoice financing with terms ranged from 3 to 6 months on top of the suppliers’ credit terms or invoice date. The interest margin thereon ranged from 1.25% to 2.20% per annum. Details of the bank loans were set out as follows:

During the years ended 2011 and 2012, Hongkong and Shanghai Banking Corporation Limited granted the Company five loans including:

(i)     A term loan of HK$12,000 which is repayable by 20 quarterly installments of HK$600 commencing on December 1, 2009 with repayment on demand clauses. The interest thereon is calculated based on 1.25% per annum over 3 months HIBOR. As of April 30, 2011 and 2012, an amount of HK$8,400 and HK$6,000 was outstanding, respectively, which will be fully repaid on August 22, 2014.

(ii)    A term loan of HK$12,000 which is repayable by 17 quarterly installments of HK$666 and a final installment of HK$678 commencing on May 28, 2010 with repayment on demand clauses. The interest thereon is calculated based on 1.25% per annum over 3 months HIBOR. As of April 30, 2011 and 2012, an amount of HK$9,336 and HK$6,672 was outstanding, respectively, which will be fully repaid on August 25, 2014.

(iii)   A term loan of HK$3,800 which is repayable by 16 quarterly installments of HK$238 commencing on July 31, 2010 with repayment on demand clauses. The interest thereon is calculated based on 1.25% per annum over 3 months HIBOR. As of April 30, 2011 and 2012, an amount of HK$2,850 and HK$1,900 was outstanding, respectively, which will be fully repaid on April 30, 2014.

(iv)   A term loan of HK$16,200 which is repayable by 16 quarterly installments of HK$1,013 commencing on July 31, 2010 with repayment on demand clauses. The interest thereon is calculated based on 1.25% per annum over 3 months HIBOR. As of April 30, 2011 and 2012, an amount of HK$12,150 and HK$8,100 was outstanding, respectively, which will be fully repaid on April 30, 2014.

During the years ended 2011 and 2012, Hang Seng Bank Limited granted the Company a term loan of HK$40,000 which is repayable by 16 quarterly installments of HK$2,500 commencing on September 7, 2010. The interest thereon is calculated based on 3.32% per annum (with interest rate swap selected). As of April 30, 2011 and 2012, an amount of HK$35,000 and HK$25,000 was outstanding, respectively, which will be fully paid on September 8, 2014.

During the year ended April 30, 2012, The Bank of Tokyo-Mitsubishi UFJ, Ltd. granted the Company a revolving loan of HK$30,000, bearing an interest rate of 1.25% per annum above cost of funds. As of April 30, 2012, an amount of HK$30,000 was outstanding with HK$15,000 repaid on May 4, 2012 and balance of HK$15,000 repaid on June 18, 2012, respectively.

The weighted average interest rates on the bank loans for the years ended April 30, 2010, 2011 and 2012 were 1.59%, 2.58% and 1.75% per annum, respectively.